                   SELECT DIMENSIONS (SERIES II AND IIR)
                         SEPARATE ACCOUNT THREE
                     HARTFORD LIFE INSURANCE COMPANY

                            FILE NO. 333-69493

                    SUPPLEMENT DATED NOVEMBER 18, 2004
                    TO THE PROSPECTUS DATED MAY 3, 2004

            SUPPLEMENT DATED NOVEMBER 18, 2004 TO YOUR PROSPECTUS

Effective November 1, 2004, the "Value-Added Market Portfolio" of the Morgan Stanley Select Dimensions Investment Series has changed its name to the "Equally-Weighted S&P 500 Portfolio." All references to the "Value-Added Market Portfolio" in the prospectus are deleted and replaced with "Equally-Weighted S&P 500 Portfolio."

    THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5105